Other income / expenses and adjustments	12 Months Ended
Dec. 31, 2020
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Other income / expenses and adjustments
8. Other income/expenses and adjustments
8.1 Finance income

	Year ended December 31,
	2020 £’000s	2019 £’000s	2018 £’000s
Bank interest earned	5	42	307
Interest earned on short-term investments	–	141	–
Gain on short-term investments	39	194	–

Total finance income	44	377	307

8.2 Finance costs

	Year ended December 31
	2020 £’000s	2019 £’000s	2018 £’000s
Interest on convertible loan notes	(2,241)	(20)	(185)
Other interest	–	(10)	–
Interest on bank loan	(2,900)	(1,739)	(1,645)
Interest on lease liabilities	(1,085)	(1,314)	–
Accreted interest on bank loan	–	(1,523)	(782)
Modification gain/(loss) on bank loan	–	456	(730)
Loss on short-term deposits	–	–	(22)
Discounting of provision for deferred cash consideration	(157)	(221)	(443)

Total finance costs	(6,383)	(4,371)	(3,807)

8.3 Changes in the fair value of financial instruments

	Year ended December 31
	2020 £’000s	2019 £’000s	2018 £’000s
Changes in the fair value of warrants – placement ( N ote 20)	(45,977)	–	–
Changes in the fair value of warrants – bank loan ( N ote 20)	(714)	875	716
Changes in the fair value of embedded derivative ( N ote 18)	(63,158)	–	–

Total	(109,849)	875	716

In 2019 and 2018, changes in the fair value of financial instruments were included within finance costs. The 2019 and 2018 comparative balances have been reclassified accordingly.